Intangible Assets, Net - Schedule of Estimated Amortization Expense (Details)	Dec. 31, 2023 CNY (¥)
Schedule of Estimated Amortization Expense [Abstract]
2024	¥ 1,843,231
2025	1,843,231
2026	1,843,231
2027	1,241,922
2028	832,718
2029 and thereafter	¥ 1,822,236